Operating leases - Operating Lease Maturity (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Leases [Abstract]
Due within 1 year	$ 25,393
Due between 1 and 5 years	47,653
Thereafter	7,449
Total future minimum lease payments	80,495
Lease imputed interest	(4,528)
Total	$ 75,967